Investments in equity investees (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investments in equity investees
Total investments accounted for under the equity method		¥ 371,311	¥ 310,697
Total investments accounted for equity investments without readily determinable fair values		2,738,183	1,896,713
Total investments in equity investees	$ 446,651	3,109,494	2,207,410
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Investments in equity investees
Total investments accounted for under the equity method		206,986	194,235
Feng Wang Investment Co., Ltd. ("Feng Wang")
Investments in equity investees
Total investments accounted for under the equity method		51,068	52,238
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC")
Investments in equity investees
Total investments accounted for under the equity method		29,652	27,999
Others
Investments in equity investees
Total investments accounted for under the equity method		83,605	36,225
Cai Niao Smart Logistics Network Limited ("Cai Niao")
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		1,122,218	224,097
Wheat Commune Group Inc. ("Wheat Commune)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values			47,552
Zhejiang Yizhan Network Technology Co., Ltd. ("Cainiao Post")
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		1,075,000	1,075,000
Zhijiang New Industries Limited ("ZJ New Industries")
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		500,000	500,000
Others
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values		¥ 40,965	¥ 50,064